Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets
7.	Intangible assets

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.

	Completed Development Technology	Product development in progress	Intellectual property and patents registration	Software	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2024	2,996	1,346	1,911	190	6,443
Additions – other*	2	110	-	-	112
Transfer during the year	685	(685)	-	-	-
At June 30, 2024	3,683	771	1,910	190	6,554

Amortisation & impairment
At January 1, 2024	(1,321)	-	(3)	(43)	(1,367)
Amortisation charge	(552)	-	(1)	(9)	(562)
At June 30, 2024	(1,873)	-	(4)	(52)	(1,929)

Net book value
At June 30, 2024	1,810	771	1,907	138	4,625

2023
Cost
At January 1, 2023	2,995	717	1,911	80	5,703
Additions – other*	2	629		109	740
At December 31, 2023	2,996	1,346	1,911	190	6,443

Amortisation
At January 1, 2023	(330)	-	(2)	(20)	(352)
Amortisation charge	(990)		(1)	(23)	(1,014)
At December 31, 2023	(1,321)	-	(3)	(43)	(1,367)

Net book value
At January 1, 2023	2,664	717	1,908	60	5,350
At December 31, 2023	1,676	1,346	1,907	147	5,076

Intellectual property of €1.9 million (2023: €1.9 million) and capitalised project development costs of €1.45 million (2023: €1.35 million) are considered to be of indefinite life and accordingly are not amortized. Completed development technology represents the costs incurred on bringing our first generation HEVO electrolyzer to market and is being amortised over a useful life of 3 years.

Research and development expenditure (excluding those related to wages and salaries) of €0.87 million (2023: €0.94 million) have been recognised during the six-month periods ended June 30, 2024.

The Group considers that there have been no indicators of impairment during the period. The annual impairment analysis will be performed as at December 31, 2024.